Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 3,923	$ 3,926	$ 4,156
Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	33	32	32
Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	25	28	30
Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,865	3,866	4,094
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,761	3,771	3,899
Product, marketing and distribution rights | Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	32	32	32
Product, marketing and distribution rights | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3
Product, marketing and distribution rights | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,726	3,739	3,867
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	78	75	181
Other intangibles | Cost of sales
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	1
Other intangibles | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	22	28	30
Other intangibles | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	55	47	151
Software development costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	84	80	76
Software development costs | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 84	$ 80	$ 76